Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2021

LCS-QTLY-0321
1.813034.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	247,606	$13,556
Entertainment - 2.9%
Activision Blizzard, Inc.	102,732	9,349
Nintendo Co. Ltd. ADR	132,100	9,547
The Walt Disney Co.	197,904	33,282
Vivendi SA	703,620	21,620
		73,798
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	6,614	12,086
Class C (a)	6,186	11,356
Match Group, Inc. (a)	59,260	8,288
		31,730
Media - 4.0%
Comcast Corp. Class A	1,800,547	89,253
Interpublic Group of Companies, Inc.	460,416	11,082
		100,335

TOTAL COMMUNICATION SERVICES		219,419

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.7%
BorgWarner, Inc.	400,117	16,801
Automobiles - 0.8%
General Motors Co.	403,000	20,424
Distributors - 0.1%
LKQ Corp. (a)	54,663	1,918
Hotels, Restaurants & Leisure - 0.2%
Elior SA (b)	125,700	794
Marriott International, Inc. Class A	18,700	2,175
Starbucks Corp.	30,200	2,924
		5,893
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	109,341	15,701
Sony Corp. sponsored ADR	43,100	4,125
Whirlpool Corp.	89,075	16,487
		36,313
Internet & Direct Marketing Retail - 1.1%
Expedia, Inc.	55,900	6,937
Ocado Group PLC (a)	18,800	715
The Booking Holdings, Inc. (a)	10,288	20,003
		27,655
Specialty Retail - 1.2%
Lowe's Companies, Inc.	185,853	31,010

TOTAL CONSUMER DISCRETIONARY		140,014

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	18,200	1,141
Diageo PLC sponsored ADR	66,200	10,610
Keurig Dr. Pepper, Inc.	105,100	3,342
The Coca-Cola Co.	452,072	21,767
		36,860
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	117,546	5,511
Sysco Corp.	226,800	16,218
		21,729
Food Products - 0.1%
Lamb Weston Holdings, Inc.	32,200	2,405
Household Products - 0.2%
Colgate-Palmolive Co.	3,100	242
Spectrum Brands Holdings, Inc.	73,098	5,524
		5,766
Personal Products - 0.1%
Unilever PLC	51,600	2,999
Tobacco - 3.4%
Altria Group, Inc.	1,730,315	71,081
British American Tobacco PLC sponsored ADR	425,488	15,552
		86,633

TOTAL CONSUMER STAPLES		156,392

ENERGY - 7.3%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	413,000	3,879
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	108,300	1,985
Cenovus Energy, Inc. (Canada)	3,146,441	18,577
Exxon Mobil Corp.	2,052,700	92,043
Hess Corp.	613,447	33,114
Kosmos Energy Ltd.	2,881,183	6,396
Phillips 66 Co.	157,900	10,706
Royal Dutch Shell PLC Class B sponsored ADR	558,000	19,469
		182,290

TOTAL ENERGY		186,169

FINANCIALS - 16.6%
Banks - 11.1%
Bank of America Corp.	2,724,070	80,769
JPMorgan Chase & Co.	278,690	35,859
M&T Bank Corp.	37,003	4,902
PNC Financial Services Group, Inc.	210,412	30,198
Truist Financial Corp.	467,554	22,433
U.S. Bancorp	398,643	17,082
Wells Fargo & Co.	3,046,998	91,044
		282,287
Capital Markets - 3.4%
KKR & Co. LP	299,258	11,656
Morgan Stanley	205,545	13,782
Northern Trust Corp.	321,012	28,631
Raymond James Financial, Inc.	58,130	5,809
State Street Corp.	360,689	25,248
		85,126
Consumer Finance - 0.6%
Discover Financial Services	172,200	14,386
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	6,279	3,181
Insurance - 0.3%
Chubb Ltd.	42,611	6,207
The Travelers Companies, Inc.	16,088	2,193
		8,400
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	596,211	6,988
Radian Group, Inc.	1,044,589	20,056
		27,044

TOTAL FINANCIALS		420,424

HEALTH CARE - 16.1%
Biotechnology - 1.2%
AbbVie, Inc.	50,029	5,127
ADC Therapeutics SA (a)	39,300	1,123
Alexion Pharmaceuticals, Inc. (a)	25,704	3,941
Alnylam Pharmaceuticals, Inc. (a)	33,955	5,110
Crinetics Pharmaceuticals, Inc. (a)	57,312	822
Gritstone Oncology, Inc. (a)	69,587	1,260
Heron Therapeutics, Inc. (a)	28,816	500
Insmed, Inc. (a)	135,654	5,099
Intercept Pharmaceuticals, Inc. (a)(d)	158,442	5,583
Vaxcyte, Inc.	35,000	859
		29,424
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	31,384	8,216
Boston Scientific Corp. (a)	697,728	24,727
		32,943
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	69,957	7,290
Cardinal Health, Inc.	272,896	14,663
Centene Corp. (a)	46,700	2,816
Cigna Corp.	165,833	35,994
Covetrus, Inc. (a)	101,919	3,472
CVS Health Corp.	475,693	34,083
McKesson Corp.	174,005	30,359
UnitedHealth Group, Inc.	109,123	36,401
		165,078
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	480
Pharmaceuticals - 7.1%
Bayer AG	482,362	29,194
Bristol-Myers Squibb Co.	867,225	53,274
Eli Lilly & Co.	26,900	5,594
GlaxoSmithKline PLC sponsored ADR	894,398	33,316
Intra-Cellular Therapies, Inc. (a)	25,000	804
Johnson & Johnson	274,238	44,736
Pliant Therapeutics, Inc.	44,300	1,090
Sanofi SA sponsored ADR	207,400	9,791
TherapeuticsMD, Inc. (a)(d)	1,522,947	2,513
		180,312

TOTAL HEALTH CARE		408,237

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.7%
Airbus Group NV	61,500	6,184
General Dynamics Corp.	39,016	5,723
Huntington Ingalls Industries, Inc.	29,301	4,610
MTU Aero Engines Holdings AG	6,900	1,608
Raytheon Technologies Corp.	48,781	3,255
Safran SA (a)	17,600	2,212
The Boeing Co.	102,388	19,883
		43,475
Air Freight & Logistics - 2.7%
FedEx Corp.	82,673	19,456
United Parcel Service, Inc. Class B	320,361	49,656
		69,112
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	26,700	2,538
Building Products - 0.2%
Johnson Controls International PLC	77,300	3,851
Electrical Equipment - 1.2%
Acuity Brands, Inc.	48,128	5,787
Hubbell, Inc. Class B	34,255	5,330
Vertiv Holdings Co.	72,600	1,461
Vertiv Holdings LLC (c)	850,000	17,102
		29,680
Industrial Conglomerates - 6.9%
3M Co.	50,367	8,847
General Electric Co.	15,644,888	167,094
		175,941
Machinery - 1.3%
Caterpillar, Inc.	12,100	2,212
Cummins, Inc.	17,700	4,149
Epiroc AB Class A	82,500	1,585
Flowserve Corp.	148,870	5,294
Fortive Corp.	82,800	5,471
Otis Worldwide Corp.	56,440	3,649
Stanley Black & Decker, Inc.	26,900	4,667
Westinghouse Air Brake Co.	94,692	7,027
		34,054
Professional Services - 0.1%
Acacia Research Corp. (a)	24,000	134
Equifax, Inc.	10,900	1,930
		2,064
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	367,232	14,689
Lyft, Inc. (a)	85,616	3,806
Ryder System, Inc.	108,400	6,785
		25,280
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,800	657

TOTAL INDUSTRIALS		386,652

INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment & Components - 0.3%
CDW Corp.	12,400	1,633
Vontier Corp. (a)	194,320	6,302
		7,935
IT Services - 3.8%
Amadeus IT Holding SA Class A	72,000	4,597
Edenred SA	83,900	4,558
Fidelity National Information Services, Inc.	131,000	16,173
Genpact Ltd.	122,200	4,678
IBM Corp.	34,200	4,074
MasterCard, Inc. Class A	22,992	7,272
Snowflake Computing, Inc.	1,900	518
Twilio, Inc. Class A (a)	3,000	1,078
Unisys Corp. (a)	385,922	9,220
Visa, Inc. Class A	231,684	44,773
		96,941
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	32,990	4,860
Applied Materials, Inc.	59,252	5,728
Intel Corp.	179,000	9,936
Lam Research Corp.	8,100	3,920
Marvell Technology Group Ltd.	90,377	4,651
Qualcomm, Inc.	435,354	68,037
		97,132
Software - 8.5%
Autodesk, Inc. (a)	25,209	6,994
Dynatrace, Inc. (a)	78,214	3,247
Elastic NV (a)	52,900	8,039
Microsoft Corp.	710,347	164,772
PTC, Inc. (a)	33,900	4,506
SAP SE sponsored ADR (d)	203,919	25,735
Workday, Inc. Class A (a)	9,300	2,116
		215,409
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	680,572	89,808
Samsung Electronics Co. Ltd.	65,110	4,774
		94,582

TOTAL INFORMATION TECHNOLOGY		511,999

MATERIALS - 2.5%
Chemicals - 1.4%
DuPont de Nemours, Inc.	289,200	22,977
Intrepid Potash, Inc. (a)	68,740	1,562
Livent Corp. (a)	11,000	200
Nutrien Ltd.	141,256	6,957
PPG Industries, Inc.	32,300	4,351
		36,047
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (d)	209,750	14,007
Freeport-McMoRan, Inc.	540,887	14,555
		28,562

TOTAL MATERIALS		64,609

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	30,746	6,990
Equinix, Inc.	3,724	2,756
Simon Property Group, Inc.	88,800	8,252
		17,998
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	26,500	2,526
Southern Co.	65,700	3,871
		6,397
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	92,200	1,944
Sempra Energy	7,264	899
		2,843

TOTAL UTILITIES		9,240

TOTAL COMMON STOCKS
(Cost $1,982,892)		2,521,153

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(e)(f)
(Cost $6,974)	5,379,720	2,995

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (g)	4,599,038	4,600
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	18,032,496	18,034
TOTAL MONEY MARKET FUNDS
(Cost $22,634)		22,634
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,012,500)		2,546,782
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(10,478)
NET ASSETS - 100%		$2,536,304

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $794,000 or 0.0% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,278,000 or 0.9% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$662
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$6,974
Vertiv Holdings LLC	2/6/20	$8,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	377
Total	$399

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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